                      SEMI-ANNUAL FINANCIAL STATEMENTS

          _____________________________________________________


                         THE FUND FOR LIFE SERIES

                                   OF

                              THE GCG TRUST


          _____________________________________________________

                              JUNE 30, 1998

                               (Unaudited)






          GOLDENSELECT/r/ products are issued by Golden American Life
                    Insurance Company and distributed by
                    Directed Services, Inc., member NASD




                    [Goldenselect logo appears here]

                         THE FUND FOR LIFE SERIES
                                   OF
                              THE GCG TRUST

======================================================================
                          FINANCIAL STATEMENTS
                              JUNE 30, 1998
                               (UNAUDITED)



TABLE OF CONTENTS                                     PAGE
-----------------                                     ----
President's Letter                                      3

Management's Discussion and Analysis                    4

Statement of Assets and Liabilities                     5

Statement of Operations                                 6

Statement of Changes in Net Assets                      7

Financial Highlights                                    8

Portfolio of Investments                                9

Notes to Financial Statements                          10

Dear Shareholder of The Fund For Life Series of the GCG Trust,

We are pleased to provide you with your Semi-Annual Report (the
"Report"), dated June 30, 1998, for The Fund For Life Series of
The GCG Trust.

The U.S. stock market continued to generate strong returns during the first half of 1998. The Fund For Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,




President
The Fund For Life Series of The GCG Trust
August 14, 1998










          GOLDENSELECT/r/ products are issued by Golden American Life
                    Insurance Company and distributed by
                    Directed Services, Inc., member NASD

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================

                    MANAGEMENT'S DISCUSSION AND ANALYSIS


The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Strong performance in the equity market markets contributed to the performance of the Fund during the first half of 1998. The debt and international markets were not as strong. For the six months ended June 30, 1998, the Fund had a total return of 7.03%, compared to a blended return of 11.23% of three indices, namely the Standard & Poor's 500 Index Monthly Reinvestment, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the six months ended June 30, 1998 was S&P 500 Index: 17.72%, Morgan Stanley/Capital International Pacific Index: (5.82%) and the Lehman Aggregate Bond Index: 3.93%.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================

                    STATEMENT OF ASSETS AND LIABILITIES
                              JUNE 30, 1998
                               (UNAUDITED)


ASSETS

    INVESTMENTS, AT VALUE (COST $166,739) (NOTES 1 AND 4)      $215,784
    CASH                                                          5,389
    DIVIDENDS RECEIVABLE                                            235
                                                               --------

 TOTAL ASSETS                                                   221,408
                                                               --------

LIABILITIES

   ACCRUED EXPENSES                                               6,533
                                                               --------

TOTAL LIABILITIES                                                 6,533
                                                               --------

NET ASSETS                                                     $214,875
                                                               ========


NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                             $147,620
   UNDISTRIBUTED REALIZED GAINS ON INVESTMENT TRANSACTIONS       17,125
   NET UNREALIZED APPRECIATION OF INVESTMENT                     49,045
   ACCUMULATED NET INVESTMENT INCOME                              1,085
                                                               --------
NET ASSETS                                                     $214,875
                                                               ========


    SHARES OF BENEFICIAL INTEREST OUTSTANDING, $.001
       PAR VALUE                                                 27,697
                                                               ========

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE
       PER SHARE                                               $   7.76
                                                               ========





                    See notes to financial statements.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================

                         STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                (UNAUDITED)


INVESTMENT INCOME

    DIVIDENDS                                                 $   1,766
                                                               --------

EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                       315
    AMORTIZATION OF ORGANIZATION COSTS (NOTE 2)                   5,700
    AUDITING FEES                                                 1,000
    FUND ACCOUNTING FEES (NOTE 2)                                   263
    CUSTODY (NOTE 2)                                                878
    TRUSTEES FEES AND EXPENSES (NOTE 2)                              20
    OTHER OPERATING EXPENSES                                        579
                                                               --------


    TOTAL EXPENSES                                                8,755
   FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)       (5,474)
                                                               --------

NET EXPENSES                                                      3,281
                                                               --------

NET INVESTMENT INCOME                                            (1,515)
                                                               --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS



    CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS             15,563
                                                               --------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                15,563
                                                               --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 14,048
                                                               ========



                    See notes to financial statements.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================

                      STATEMENT OF CHANGES IN NET ASSETS
                    FOR THE SIX MONTHS ENDED JUNE 30, 1998
                     AND THE YEAR ENDED DECEMBER 31, 1997
                                (UNAUDITED)

                                             1998
                                          (UNAUDITED)     1997
FROM OPERATIONS

    NET INVESTMENT INCOME (LOSS)          $  (1,515)         800
    NET REALIZED GAIN FROM INVESTMENT
         TRANSACTIONS AND                        --       18,925
    CAPITAL GAIN DISTRIBUTIONS
    CHANGE IN UNREALIZED APPRECIATION
         (DEPRECIATION) OF INVESTMENTS       15,563        6,348
                                          ---------    ---------

    NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                     14,048       26,073
                                          ---------    ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM
    NET INVESTMENT INCOME                        --       (3,006)
    NET REALIZED GAINS ON INVESTMENT
         TRANSACTIONS AND CAPITAL GAIN
         CAPITAL GAIN DISTRIBUTIONS              --      (31,438)
                                                       ---------
                                                 --      (34,444)
                                                       ---------
FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES                --           --
    DISTRIBUTIONS REINVESTED                     --       34,444
    COST OF SHARES REDEEMED                  (1,098)     (25,279)

    INCREASE (DECREASE) IN NET ASSETS
         DERIVED FROM BENEFICIAL
         INTEREST TRANSACTIONS               (1,098)       9,165
                                                       ---------

    NET INCREASE (DECREASE) IN NET
         ASSETS                              12,950          794

NET ASSETS
    BEGINNING OF YEAR                       201,925      201,131
                                          ---------    ---------

    END OF YEAR                           $ 214,875    $ 201,925
                                          =========    =========


    UNDISTRIBUTED NET INVESTMENT INCOME   $   1,085    $   2,600
                                          =========    =========




                    See notes to financial statements.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST
                           FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                SIX MONTHS  FOR THE   FOR THE   FOR THE   FOR THE
                                  ENDED      YEAR      YEAR      YEAR      YEAR     PERIOD
                                 06/30/98   ENDED     ENDED     ENDED     ENDED     ENDED
                               (UNAUDITED) 12/31/97  12/31/96  12/31/95  12/31/94  12/31/93*

PER SHARE OPERATING
PERFORMANCE

NET ASSET VALUE, BEGINNING
     OF PERIOD                   $   7.25  $   7.61  $  10.95  $   9.23  $  10.51  $  10.00
                                 --------  --------  --------  --------  --------  --------

NET INVESTMENT INCOME (LOSS) #      (0.05)     0.03      0.01     (0.24)     0.44      0.33

NET GAIN ON INVESTMENTS -
     REALIZED AND UNREALIZED         0.56      1.09      0.88      1.98     (0.67)     0.51
                                 --------  --------  --------  --------  --------  --------

TOTAL FROM INVESTMENT
     OPERATIONS                      0.51      1.12      0.89      1.74     (0.23)     0.84
                                 --------  --------  --------  --------  --------  --------

LESS DISTRIBUTIONS:
     DISTRIBUTIONS FROM NET
     INVESTMENT INCOME               0.00      0.13      0.00      0.02      0.44      0.33

DISTRIBUTIONS FROM NET
     REALIZED CAPITAL GAINS          0.00      1.35      4.23      0.00      0.61      0.00
                                 --------  --------  --------  --------  --------  --------

TOTAL DISTRIBUTIONS                  0.00      1.48      4.23      0.02      1.05      0.33
                                 --------  --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD       7.76      7.25      7.61     10.95      9.23     10.51
                                 ========  ========  ========  ========  ========  ========

TOTAL RETURN                         7.03%    14.58%    10.57%    18.79%   (2.15%)     8.42%*

RATIOS AND SUPPLEMENTAL DATA

TOTAL NET ASSETS, END OF PERIOD
     (000'S OMITTED)                 $215      $202      $201      $333    $1,346    $4,267
RATIO OF EXPENSES TO AVERAGE
     NET ASSETS                      2.50%     2.50%     2.56%     4.25%     1.84%     0.42%*
DECREASE REFLECTED IN ABOVE
     EXPENSE RATIO DUE TO WAIVERS
     AND/OR REIMBURSEMENTS           4.17%    12.06%     9.45%     0.68%       --      3.15%**
RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS   (1.15%)    0.40%     0.10%    (2.32%)    2.23%     4.89%**

PORTFOLIO TURNOVER RATE              0.00%     8.94%     6.87%     5.68%    13.06%    19.79%

*    The Fund For Life Series commenced operations on March 1, 1993.
**   Not annualized
#    Per share data numbers have been calculated using the average share method.


                    See notes to financial statements.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================
                         PORTFOLIO OF INVESTMENTS
                              JUNE 30, 1998
                               (UNAUDITED)


                                                 NUMBER OF
INVESTMENT IN SHARES OF OPEN-END MUTUAL FUNDS     SHARES       VALUE (NOTE 1)

AIM CONSTELLATION FUND                              824          $ 24,531
AIM WEINGARTEN FUND                               1,224            28,832
THE GUARDIAN PARK AVENUE FUND                       501            25,701
MERRILL LYNCH PACIFIC FUND, INC., CLASS A         1,082            18,221

DAVIS NEW YORK VENTURE FUND, INC.                 1,023            25,244
SCUDDER INCOME FUND                               1,695            22,878
UNITED INCOME FUND                                2,916            26,042
VANGUARD INVESTMENT GRADE CORPORATE               2,471            22,371
BOND FUND
VANGUARD FIXED INCOME GNMA FUND                   2,108            21,964
                                                                 --------

    TOTAL INVESTMENTS (COST $166,739*)
         (NOTES 1 AND 4)                             99%          215,784
    LIABILITIES IN EXCESS OF OTHER ASSETS             1%             (909)
                                                -------          --------

    NET ASSETS                                      100%         $214,875
                                                =======          ========

*Aggregate cost for Federal tax purposes



                    See notes to financial statements.

                         THE FUND FOR LIFE SERIES
                                   OF
                               THE GCG TRUST

======================================================================

                       NOTES TO FINANCIAL STATEMENTS
                               (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At June 30, 1998 the Trust had eighteen operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, Managed Global Series, All-Growth Series, Real Estate Series, Fully Managed Series, Multiple Allocation Series, Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value Equity Series, Strategic Equity Series, Small Cap Series, Growth Opportunities Series and Developing World Series. All of the Series, including the Fund, are diversified, except for Hard Assets Series, Managed Global Series and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies ("Equitable of Iowa"), a wholly owned subsidiary of ING Groep, N.V.

      The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholder sufficiently to relieve it from substantially all federal income taxes.

      Organizational Expenses:  Directed Services, Inc.,
 ("DSI"), the Fund's Manager and Administrator, paid
 organizational expenses of approximately $115,000 on behalf of the Fund.  The Fund reimburses DSI in equal monthly
 installments over a sixty-month period from the Fund's
 commencement of operations.   All organization expenses have
 been reimbursed as of June 30, 1998.

     Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day.
 Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

      Other investments of the Fund, if any, are valued at their current market value as determined by market quotations.
 Securities having 60 days or less remaining to maturity are valued at their amortized cost.

      Other: Investment transactions are recorded on trade date. Dividend income and distributions to the shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

      Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS
WITH AFFILIATES

      In its capacity as Manager and Administrator, DSI provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the six months ended June 30, 1998, the Fund waived $105 and $210 in compensation for management and administrative services, respectively. The Fund also reimburses DSI for certain organizational expenses paid by DSI on behalf of the Fund. These reimbursements are described in
 Note 1 to the financial statements.

      DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the six months ended June 30, 1998 such fees amounted to $263. Pursuant to a custodian agreement, Bankers Trust is custodian for the Fund.

      During the period ended June 30, 1998, DSI voluntarily waived and/or reimbursed the Fund $5,474 in operating expenses.

      Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

2.  MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS
WITH AFFILIATES (CONTINUED)

     Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and Equitable of Iowa.

3.  SHARES OF BENEFICIAL INTEREST

      The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the periods ended June 30, 1998, and December 31, 1997, the Fund had the following transactions in shares of beneficial interest. The Trust no longer accepts investments in the Fund from new investors.

                                       1998                1997
                                  SHARES   AMOUNT     SHARES    AMOUNT

      Sold                            0   $     0          0   $     0
      Distributions Reinvested        0         0      4,705    34,444
      Redeemed                     (143)   (1,098)    (3,291)  (25,279)
                                 ------   -------     ------   -------
      Net decrease                 (143)  $(1,098)     1,414   $ 9,165
                                 ======   =======     ======   =======

      As of June 30, 1998, Golden American has an investment in the fund of 1,831 shares with a total net asset value of $17,090 representing 8.0% of the shares outstanding.

4.  INVESTMENTS

      At June 30, 1998, the gross unrealized appreciation and depreciation were as follows:

   Gross Unrealized Appreciation                  $ 53,180
   Gross Unrealized Depreciation                    (4,135)
                                                  --------

   Net Unrealized Appreciation                    $ 49,045
                                                  ========

   Purchases and Sales of Investments were as follows:

   Cost of Purchases                                $1,807
   Proceeds from Sales                              $    0

5.  PLAN OF SUBSTITUTION

      During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.

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